Financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Commitments [Abstract]
Disclosure of maturity analysis of commitments	The table below outlines the maturity analysis as at March 31, 2024 for the Company's short-term leases and variable lease payments, and for the minimum fixed and determinable portion of the Company's material unconditional purchase obligations:

	< 1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Short-term leases and variable lease payments	3,209	8,215	1,603	13,027
Material unconditional purchase obligations	36,543	67,671	—	104,214

Total contractual obligations	39,752	75,886	1,603	117,241